Related Parties - Schedule of Compensations for Key Management Personnel (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Compensations for Key Management Personnel [Abstract]
Short-term employee benefits	¥ 291	¥ 66	¥ 83